SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Net losses	$ 546,186	$ 176,783	$ 603,600	$ 438,156	$ 97,546	$ 529,784	$ 1,326,569	$ 1,065,486	$ 2,090,694	$ 6,369,245
Net cash provided by used in operating activities							548,130	219,874	1,392,259	1,624,565
Accumulated deficit	18,546,961						18,546,961		17,220,392	15,249,858
Cash and cash equivalents at carrying value	568,318						568,318		443,758	510,128
Accounts receivable, allowance for credit loss	$ 89,935			247,753			89,935	247,753	80,640	272,550			$ 213,787
Inventory reserve							$ (3,523)	8,558	$ 7,770	54,899
Property, plant and equipment, salvage value, percentage	5.00%						5.00%		5.00%		5.00%	5.00%
Impairment loss										3,823,770
Cash FDIC insured amount	$ 72,500						$ 72,500		72,500		¥ 500,000	¥ 500,000
Net Income (Loss) Attributable to Parent	(546,186)	$ (176,783)	$ (603,600)	$ (438,156)	$ (97,546)	$ (529,784)	(1,326,569)	(1,065,486)	(2,090,694)	(6,369,245)
Net Cash Provided by (Used in) Operating Activities							(548,130)	$ (219,874)	(1,392,259)	(1,624,565)
Retained Earnings (Accumulated Deficit)	(18,546,961)						(18,546,961)		(17,220,392)	(15,249,858)
Goodwill
Cash, Uninsured Amount	$ 407,521						$ 407,521		$ 289,059
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage1								10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage1	13.00%						17.00%
Cost of Revenue	$ 122,050						$ 530,704
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage1	11.00%
Cost of Revenue	$ 100,735
Hotel [Member]
Product Information [Line Items]
VAT of gross sales price percentage									6.00%
[custom:PercentageOfValueAddedTax]							6.00%
Health Care [Member]
Product Information [Line Items]
VAT of gross sales price percentage									0.00%
Manufacture and Sale [Member]
Product Information [Line Items]
VAT of gross sales price percentage									13.00%
[custom:PercentageOfValueAddedTax]							13.00%
Product [Member]
Product Information [Line Items]
[custom:PercentageOfValueAddedTax]							13.00%
Pharmacies [Member] | Minimum [Member]
Product Information [Line Items]
[custom:PercentageOfValueAddedTax]							0.00%
Pharmacies [Member] | Maximum [Member]
Product Information [Line Items]
[custom:PercentageOfValueAddedTax]							13.00%
Since April One Two Thousand Nineteen [Member]
Product Information [Line Items]
VAT of gross sales price percentage									13.00%